Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenues

	2022	2021	2020
Gross amount from services provided	1,682,512	801,206	673,872
(-) Cancellation	(18,906)	(10,200)	(14,764)
(-) Discounts	(100,425)	(30,305)	(24,128)
(-) ProUni scholarships (i)	(201,436)	(109,217)	(98,289)
(-) Taxes and contributions on revenue	(44,399)	(20,337)	(17,512)
Net revenue	1,317,346	631,147	519,179

Timing of revenue recognition
Transferred over time	1,299,183	624,871	517,950
Transferred at a point in time (ii)	18,163	6,276	1,229
Net revenue	1,317,346	631,147	519,179
(i)	Scholarships granted by the federal government to students under the ProUni program as described in Note 2.5.s
(ii)	Revenue recognized at a point in time relates to revenue from student fees and certain education-related activities.